Segment and Geographic Information	12 Months Ended
Mar. 31, 2026
Segment Reporting [Abstract]
Segment and Geographic Information
21 - Segment and Geographic Information
The Company operates as a single operating segment. The Company’s chief operating decision maker (“CODM”) is its Chief Executive Officer, who reviews financial information presented on a consolidated basis. The CODM regularly reviews income and expense items at the consolidated company (reporting segment) level and uses both operating income and net income to evaluate income generated to conclude whether and how to reinvest profits into the entity’s operations, shareholder return, acquisitions or otherwise. Both operating income and net income are also used to monitor budget versus actual results, forecasted information and in competitive analysis.
The following table presents selected financial information with respect to the Company's single operating segment for the fiscal years ended March 31, 2026, 2025 and 2024:

	Fiscal Year Ended March 31,
(in millions)	2026	2025	2024
License and Other Revenue	$2,307	$1,839	$1,431
Royalty Revenue	2,613	2,168	1,802
	4,920	4,007	3,233
Less Operating Costs and Expenses:
Staff costs: Salaries, bonuses and benefits	(1,674)	(1,320)	(1,300)
Staff costs: Share-based compensation cost (equity settled)	(1,052)	(820)	(1,037)
Staff costs: Employer taxes related to share-based compensation	(160)	(224)	(176)
Non-staff costs:
Project materials costs, third-party fees paid to consultants, information technology, research and development expenses (excluding employee-related expenses), accounting and legal professional services fees, advertising expenses, and other corporate-related expenses	(881)	(634)	(367)
Amortization	(100)	(87)	(86)
Depreciation	(150)	(96)	(76)
Other non-staff costs	(3)	5	(80)
Operating income (loss)	900	831	111
Operating margin	18%	21%	3%
Income (loss) from equity investments, net	14	(237)	(20)
Interest income, net	111	116	110
Other non-operating income (loss), net	132	10	11
Income (loss) from continuing operations before income taxes	1,157	720	212
Income tax benefit (expense)	(253)	72	94
Net income (loss)	$904	$792	$306
Refer to Note 4 - Revenue for revenue by geographic region.
Long-lived assets by geographic area are as follows:

	As of
(in millions)	March 31, 2026	March 31, 2025
United Kingdom	$628	$444
United States	438	197
Other countries	154	73
Total	$1,220	$714